QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Jan. 03, 2015
QUARTERLY FINANCIAL INFORMATION (Unaudited)
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 17. QUARTERLY FINANCIAL INFORMATION (Unaudited)

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)

2014
Net sales	$1,550.1	$1,615.8	$1,559.6	$1,604.8
Gross profit	407.2	428.2	400.7	415.1
Income from continuing operations	71.6	44.4	65.0	70.1
(Loss) income from discontinued operations, net of tax	(.4)	(1.9)	(.7)	.8
Net income	71.2	42.5	64.3	70.9
Net income (loss) per common share:
Continuing operations	.74	.47	.70	.77
Discontinued operations	–	(.02)	(.01)	.01
Net income per common share	.74	.45	.69	.78
Net income (loss) per common share, assuming dilution:
Continuing operations	.73	.46	.68	.75
Discontinued operations	–	(.02)	–	.01
Net income per common share, assuming dilution	.73	.44	.68	.76

2013
Net sales	$1,498.9	$1,552.3	$1,504.9	$1,583.9
Gross profit	401.7	417.5	402.2	416.3
Income from continuing operations	66.8	70.8	62.0	44.7
Loss from discontinued operations, net of tax	(9.0)	(2.0)	(15.5)	(2.0)
Net income	57.8	68.8	46.5	42.7
Net income (loss) per common share:
Continuing operations	.67	.71	.63	.46
Discontinued operations	(.09)	(.02)	(.16)	(.02)
Net income per common share	.58	.69	.47	.44
Net income (loss) per common share, assuming dilution:
Continuing operations	.66	.70	.62	.45
Discontinued operations	(.09)	(.02)	(.15)	(.02)
Net income per common share, assuming dilution	.57	.68	.47	.43

(1)	Results for the fourth quarter of 2014 reflected the extra week in our 2014 fiscal year.

        "Other expense, net" is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2014
Restructuring costs:
Severance and related costs	$7.0	$35.9	$5.1	$6.7
Asset impairment charges and lease cancellation costs	.3	2.6	1.6	6.9
Other items:
Indefinite-lived intangible asset impairment charge	–	–	3.0	–
Gains on sales of assets	–	(.6)	(1.9)	–
Losses from curtailment and settlement of pension obligations	–	.6	–	1.0

Other expense, net	$7.3	$38.5	$7.8	$14.6

2013
Restructuring costs:
Severance and related costs	$6.8	$5.4	$8.7	$6.3
Asset impairment charges and lease and other contract cancellation costs	1.3	2.4	8.0	1.4
Other items:
Charitable contribution to Avery Dennison Foundation	–	–	10.0	–
Gains on sale of assets	(1.3)	(10.9)	(.5)	(5.1)
Gain from curtailment of pension obligation	–	–	(1.6)	–
Legal settlement	–	2.5	–	–
Divestiture-related costs (1)	.7	.3	1.1	1.1

Other expense, net	$7.5	$(.3)	$25.7	$3.7

(1)	Represents only the portion allocated to continuing operations.